Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payments
Schedule of changes of the year for the ESOP warrants

	2025		2024		2023
		Weighted		Weighted		Weighted
		average		average		average
	Number of	exercise	Number of	exercise	Number of	exercise
	warrants	price (EUR)	warrants	price (EUR)	warrants	price (EUR)
Outstanding at January 1st	4,771,450	1.10	2,594,177	0.67	2,519,978	0.67
Granted	1,468,810	1.00	2,488,637	1.43	102,900	0.80
Forfeited	34,242	2.11	311,364	0.10	28,701	2.43
Outstanding at December 31st	6,206,018	1.07	4,771,450	1.10	2,594,177	0.66
Exercisable at December 31st	1,761,472	0.98	399,351	0.98	300,952	0.97

Schedule of input to the Black-Scholes model for the different warrant plans

ESOP warrants granted in	December 2025	January 2025	November 2024	October 2024
Number of ESOP warrants granted	231,797	1,237,013	308.810	51,472
Fair value (€)	4.58/3.68	4.05 / 4.03 / 4.01	0.30	0.30
Share price (€)	4.58	4.50	0.43	0.43
Exercise price (€)	0 / 4.58	0 /2.77 / 2.98	2.77	2.41
Expected volatility (%)	81.66	91.22	92.07	93.22
Expected life time of a warrant (years)	8.89	9.83	10.00	9.72
Risk-free rate (%)	2.69	2.32	2.24	0.02
Expected dividends (%)	—	—	—	—

ESOP warrants granted in	September 2024	March 2024	February 2024	July 2023
Number of ESOP warrants granted	861,234	938,332	183,507	31,854
Fair value (€)	0.30 - 0.42	1.00 - 1.28	1.02	3.31 - 3.69
Share price (€)	0.43	1.28	1.28	3.69
Exercise price (€)	0 - 2.45	0 - 2.70	2.41	0 - 2.41
Expected volatility (%)	91.80 - 91.86	87.29 - 87.51	87.77	92.04
Expected life time of a warrant (years)	9.83 - 9.85	9.56 - 9.59	9.66	9.87
Risk-free rate (%)	0.02	2.45 - 2.59	2.58	2.40
Expected dividends (%)	—	—	—	—

ESOP warrants granted in	March 2023	January 2023
Number of ESOP warrants granted	35,325	28,138
Fair value (€)	3.34 -3.69	3.69
Share price (€)	3.69	3.69
Exercise price (€)	0 - 2.41	0
Expected volatility (%)	94.88	95.54
Expected life time of a warrant (years)	9.86	9.83
Risk-free rate (%)	2.66	2.37
Expected dividends (%)	—	—

Schedule of ESOP warrants in place during the current and prior period

	Exercise price per
	warrants
Expiry date	(in €	December 31, 2025	December 31, 2024	December 31, 2023
2029	0.98	364,134	364,134	367,100
2030	0.98	349,848	349,848	359,848
2031	2.41	285,043	288,853	288,853
2031	—	956,039	956,039	1,058,593
2032	2.41	115,952	120,065	127,338
2032	2.57	9,156	9,156	9,156
2032	—	339,740	339,740	383,290
2033	2.70	94,437	94,437	—
2033	—	842,922	842,922	—
2033	2.41	173,139	184,740	—
2034	2.45	811,948	811,948	—
2034	2.41	330,195	340,476	—
2034	—	1,006,688	49,286	—
2034	2.77	364,372	19,805	—
2034	2.98	140,758	—	—
2034	4.58	21,645	—	—
Total	—	6,206,018	4,771,449	2,594,177